Earnings per Share - Summary of Calculation of Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit attributable to the holders of the Company’s common shares used in the calculation of basic earnings per share	R$ 859,482	R$ 1,316,341	R$ 975,448
Profit from continuing operations attributable to the ordinary equity holders of the Company used in calculating basic earnings per share	859,482	1,305,320	1,003,678
Dilutive effect of the share-based plan of subsidiaries	(5,739)	(5,714)	(2,882)
Profit attributable to the holders of the Company’s common shares used in the calculation of diluted earnings per share	853,743	1,310,627	972,566
Profit from continuing operations attributable to the ordinary equity holders of the Company used in calculating diluted earnings per share	R$ 853,743	R$ 1,299,606	R$ 1,000,796
Basic weighted-average number of shares outstanding	223,630	227,560	244,065
Dilutive effect of stock option plan weighted-average number of shares outstanding	6,741	8,530	10,061
Diluted weighted-average number of shares outstanding	230,371	236,090	254,126
Basic earnings per share	R$ 3.8433	R$ 5.7850	R$ 3.9970
Diluted earnings per share	3.7059	5.5510	4.1120
Basic earnings per share from continuing operations	3.8433	5.7360	3.8270
Diluted earnings per share from continuing operations	R$ 3.7059	R$ 5.5050	R$ 3.9500